Benefit Plans (Schedule of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Benefit Plans [Abstract]
2015	$ 226
2016	222
2017	226
2018	272
2019	338
2020 to 2024	1,678
Defined Benefit Plan, Total Expected Future Benefit Payments	$ 2,962